Business acquisitions - Schedule of detailed information about actual operating results of acquirees (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [Line Items]
Sales		$ 4,190
Operating earnings		1,916
Earnings		1,428
Norbord, Inc.
Disclosure of detailed information about business combination [Line Items]
Sales	$ 4,175
Operating earnings	1,915
Earnings	1,427
Business combination, one-time Inventory adjustment expense	$ 93
Angelina Forest
Disclosure of detailed information about business combination [Line Items]
Sales		15
Operating earnings		1
Earnings		1
Business combination, one-time Inventory adjustment expense		$ 2